Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 98.9%
Aerospace & Defense – 2.9%
BWX Technologies Inc	269,662	$27,672,714
L3Harris Technologies Inc	166,175	35,411,892
		63,084,606
Auto Components – 0.7%
Aptiv PLC*	194,304	15,476,314
Banks – 4.8%
PNC Financial Services Group Inc/The	277,750	44,884,400
Popular Inc	300,253	26,449,287
Wintrust Financial Corp	314,886	32,870,950
		104,204,637
Building Products – 3.7%
Carlisle Cos Inc	97,119	38,056,080
Fortune Brands Home & Security Inc	493,681	41,799,970
		79,856,050
Capital Markets – 3.5%
Jefferies Financial Group Inc	724,997	31,972,368
Lazard Inc	705,357	29,533,298
State Street Corp	178,448	13,797,599
		75,303,265
Chemicals – 3.0%
Ashland Global Holdings Inc	203,706	19,834,853
Corteva Inc	531,178	30,633,035
Westlake Chemical Corp	99,375	15,184,500
		65,652,388
Commercial Services & Supplies – 1.6%
Waste Connections Inc	199,124	34,251,319
Construction Materials – 1.5%
Martin Marietta Materials Inc	52,563	32,270,528
Containers & Packaging – 2.8%
Ball Corp	445,606	30,016,020
Graphic Packaging Holding Co	1,008,025	29,414,169
		59,430,189
Distributors – 0.9%
LKQ Corp	369,998	19,761,593
Diversified Financial Services – 2.4%
Fidelity National Information Services Inc	699,053	51,855,752
Electric Utilities – 4.6%
Alliant Energy Corp	966,397	48,706,409
Entergy Corp	467,897	49,447,355
		98,153,764
Electrical Equipment – 2.0%
AMETEK Inc	229,840	42,037,736
Electronic Equipment, Instruments & Components – 4.9%
Arrow Electronics Inc*	142,744	18,479,638
Fabrinet*	35,243	6,661,632
Insight Enterprises Inc*	105,563	19,584,048
Keysight Technologies Inc*	150,668	23,561,462
Vontier Corp	807,124	36,611,145
		104,897,925
Energy Equipment & Services – 1.1%
Baker Hughes Co	740,353	24,801,825
Food & Staples Retailing – 3.6%
Casey's General Stores Inc	164,732	52,458,905
Target Corp	137,344	24,338,730
		76,797,635
Food Products – 1.2%
Hershey Co	78,391	15,247,050
Lamb Weston Holdings Inc	101,332	10,794,898
		26,041,948
Health Care Equipment & Supplies – 2.5%
Globus Medical Inc*	721,832	38,719,068
Teleflex Inc	67,388	15,241,144
		53,960,212
Health Care Providers & Services – 5.1%
Amedisys Inc*	181,912	16,765,010
Cardinal Health Inc	422,033	47,225,493
Humana Inc	63,436	21,994,530

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Laboratory Corp of America Holdings	106,170	$23,193,898
		109,178,931
Household Durables – 2.0%
SharkNinja Inc*	140,120	8,728,075
Toll Brothers Inc	271,625	35,140,126
		43,868,201
Industrial Conglomerates – 0.6%
3M Co	120,441	12,775,177
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	25,182,428
Insurance – 6.2%
Axis Capital Holdings Ltd	342,303	22,256,541
Globe Life Inc	267,169	31,090,457
Hartford Financial Services Group Inc	573,588	59,108,243
RenaissanceRe Holdings Ltd	91,140	21,420,634
		133,875,875
Life Sciences Tools & Services – 1.2%
Avantor Inc*	994,047	25,417,782
Machinery – 2.9%
Hillenbrand Inc	617,897	31,074,040
Lincoln Electric Holdings Inc	124,197	31,724,882
		62,798,922
Marine – 1.1%
Kirby Corp*	246,699	23,515,349
Media – 1.4%
Fox Corp - Class B	1,057,738	30,272,462
Metals & Mining – 2.5%
Freeport-McMoRan Inc	1,125,248	52,909,161
Oil, Gas & Consumable Fuels – 6.1%
Chesapeake Energy Corp	573,102	50,908,651
HF Sinclair Corp	516,763	31,196,982
Marathon Oil Corp	1,772,959	50,245,658
		132,351,291
Professional Services – 0.4%
TransUnion	108,882	8,688,784
Real Estate Management & Development – 1.4%
CBRE Group Inc*	301,968	29,363,368
Residential Real Estate Investment Trusts (REITs) – 1.2%
Equity LifeStyle Properties Inc	388,774	25,037,046
Retail Real Estate Investment Trusts (REITs) – 1.3%
Agree Realty Corp	484,834	27,693,718
Road & Rail – 2.3%
Canadian Pacific Kansas City Ltd	237,253	20,918,597
Landstar System Inc	149,247	28,768,852
		49,687,449
Semiconductor & Semiconductor Equipment – 2.8%
Microchip Technology Inc	326,995	29,334,721
Teradyne Inc	266,320	30,048,886
		59,383,607
Software – 1.2%
Nice Ltd (ADR)*	102,568	26,731,272
Specialized Real Estate Investment Trusts (REITs) – 3.2%
Lamar Advertising Co	391,582	46,758,807
PotlatchDeltic Corp	472,272	22,206,229
		68,965,036
Specialty Retail – 4.5%
AutoZone Inc*	7,660	24,141,639
Bath & Body Works Inc	463,365	23,177,517
Burlington Stores Inc*	118,329	27,474,811
O'Reilly Automotive Inc*	19,233	21,711,749
		96,505,716
Trading Companies & Distributors – 2.6%
GATX Corp	203,235	27,239,587
MSC Industrial Direct Co Inc	289,893	28,131,217
		55,370,804
Total Common Stocks (cost $1,446,357,179)		2,127,410,065
Repurchase Agreements– 1.3%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 3/28/24, maturing 4/1/24 to be repurchased at $13,407,891 collateralized by $13,998,581 in U.S. Treasuries 0% - 4.1250%, 4/15/24 - 8/15/53 with a value of $13,676,059	$13,400,000	13,400,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2700%, dated 3/28/24, maturing 4/1/24 to be repurchased at $15,008,783 collateralized by $16,055,295 in U.S. Treasuries 0% - 4.5000%, 4/4/24 - 11/15/33 with a value of $15,308,963	$15,000,000	$15,000,000
Total Repurchase Agreements (cost $28,400,000)		28,400,000
Total Investments (total cost $1,474,757,179) – 100.2%		2,155,810,065
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(3,807,424)
Net Assets – 100%		$2,152,002,641

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,108,160,196	97.8%
Israel	26,731,272	1.2
Canada	20,918,597	1.0

Total	$2,155,810,065	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,127,410,065	$-	$-
Repurchase Agreements	-	28,400,000	-
Total Assets	$2,127,410,065	$28,400,000	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing other than the following:

On March 14, 2024, the Trustees approved a plan to liquidate and terminate Class L Shares of Janus Henderson Mid Cap Value Fund (the "Fund"), with such liquidation effective on or about May 29, 2024 (the "Liquidation Date"). The termination of the Fund's Class L Shares is expected to occur as soon as practicable following the Liquidation Date.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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